RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS
a)	Related Parties

Name of principal related parties	Relationship with the Group
Kingsoft Corporation Limited (“Kingsoft Corporation”) and its subsidiaries (“Kingsoft Group”)	Principal shareholder of the Company

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entity controlled by a director of the Company

b)	The Group had the following related party transactions:

	For the year ended December 31
	2022	2023	2024	2024
Revenues:	RMB	RMB	RMB	US$
Public cloud services provided to Xiaomi Group	804,647	763,338	1,091,451	149,528
Public cloud services provided to Kingsoft Group	187,907	217,333	281,286	38,536
Public cloud services provided to other related parties	50,629	378	516	71
Enterprise cloud services provided to Xiaomi Group	74,590	104,967	182,364	24,984
Enterprise cloud services provided to Kingsoft Group	10,892	18,690	15,479	2,121
Enterprise cloud services provided to other related parties	—	2,200	16	2
Other services provided to other related parties	—	436	—	—
	1,128,665	1,107,342	1,571,112	215,242
Purchase of devices from Xiaomi Group	144	91	66	9
Interest expense on loans due to Xiaomi Group	48,707	39,703	30,963	4,242
Interest expense on a loan due to Kingsoft Group	18,364	958	45,709	6,262
Rental of building from Xiaomi Group*	48,766	39,713	37,812	5,180
Rental of office space, and administrative services from Kingsoft Group	13,931	9,167	9,812	1,344
	129,912	89,632	124,362	17,037
*

The Group entered into agreements to lease building and office space from Xiaomi Group. As of December 31, 2023 and 2024, the related operating lease right-of-use assets amounted to RMB115,622 and RMB83,457 (US$11,434) and operating lease liabilities amounted to RMB132,146 and RMB91,841 (US$12,582), respectively.

18.	RELATED PARTY TRANSACTIONS (Continued)
c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related parties:
Trade related:
Xiaomi Group	189,027	285,656	39,135
Kingsoft Group	61,901	18,117	2,482
Other related parties	71,372	14,753	2,021
	322,300	318,526	43,638
Amounts due to related parties:
Trade related:
Kingsoft Group	5,824	1,258	172
Xiaomi Group	26,520	26,676	3,655
Other related parties	7,055	14,284	1,957

Non-trade related*:
Kingsoft Group	529,284	1,032,459	144,446
Xiaomi Group	403,292	819,134	112,221
	971,975	1,893,811	259,451

*Amounts included borrowings from related parties as disclosed in Note 12.

All the balances with related parties except for the certain borrowings from Xiaomi Group and Kingsoft Group were unsecured. All outstanding balances except for borrowings from Xiaomi Group and Kingsoft Group as disclosed in Note 12 are repayable on demand unless otherwise disclosed. The credit losses for the amount due from related parties were immaterial for the periods presented.